Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Jun. 28, 2013	Mar. 29, 2013
Commitments and Contingencies [Abstract]
Future minimum operating lease payments
Minimum fixed rentals required for the next five years and thereafter under operating leases in effect at March 29, 2013, are as follows:

Fiscal Year
(Amounts in millions)	Real Estate	Equipment
2014	$211	$39
2015	152	26
2016	112	9
2017	82	2
2018	51	—
Thereafter	68	—
	$676	$76

Expiration of financial guarantees
The following table summarizes the expiration of the Company’s financial guarantees and stand-by letters of credit outstanding as of June 28, 2013:

(Amounts in millions)	Fiscal 2014	Fiscal 2015	Fiscal 2016 and thereafter	Total
Surety bonds	$29	$1	$—	$30
Letters of credit	22	42	67	131
Stand-by letters of credit	24	51	12	87
Total	$75	$94	$79	$248

The following table summarizes the expiration of the Company’s financial guarantees and stand-by letters of credit outstanding as of March 29, 2013:

(Amounts in millions)	Fiscal 2014	Fiscal 2015	Fiscal 2016 and thereafter	Total
Surety bonds	$29	$1	$—	$30
Letters of credit	58	1	33	92
Stand-by letters of credit	37	132	14	183
Total	$124	$134	$47	$305